Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2019
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Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year	Amounts falling due within one year:

	2019 £m	2018 £m
Bank overdrafts	235.7	442.0
Corporate bonds and bank loans	225.6	583.1
	461.3	1,025.1

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2019 £m	2018 £m
Corporate bonds and bank loans	4,047.3	5,634.8

Maturity Analysis for Non-derivative Financial Liabilities
The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2019 £m	2018 £m
Within one year	461.3	1,025.1
Between one and two years	96.4	423.8
Between two and three years	590.4	761.0
Between three and four years	632.1	609.8
Between four and five years	554.3	670.1
Over five years	2,174.1	3,170.1
	4,508.6	6,659.9